Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 4,328	$ 5,484	$ 3,640
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,329	1,281	1,225
Deferred income taxes	527	(1,195)	704
Gain on disposal of property	(338)	0	(76)
Changes in operating assets and liabilities:
Accounts receivable	(91)	(125)	(3)
Material and supplies	(120)	(70)	(2)
Accounts payable and other	379	418	(51)
Other current assets	14	(80)	21
Pensions and other, net	(110)	(197)	(256)
Net cash provided by operating activities	5,918	5,516	5,202
Investing activities
Property additions	(3,531)	(2,673)	(2,695)
Disposal of property	194	0	85
Other, net	(67)	(65)	(72)
Net cash used in investing activities	(3,404)	(2,738)	(2,682)
Financing activities
Issuance of debt	3,268	916	1,509
Repayment of debt	(2,393)	(841)	(955)
Change in commercial paper, net	99	379	137
Settlement of foreign exchange forward contracts on debt	53	(15)	(21)
Issuance of common shares for stock options exercised	103	58	61
Withholding taxes remitted on the net settlement of equity settled awards	(51)	(57)	(44)
Repurchase of common shares	(2,000)	(2,016)	(1,992)
Purchase of common shares for settlement of equity settled awards	(16)	(25)	(15)
Purchase of common shares by Share Trusts	(38)	(55)	(60)
Dividends paid	(1,333)	(1,239)	(1,159)
Net cash used in financing activities	(2,308)	(2,895)	(2,539)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents	0	(2)	15
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	206	(119)	(4)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	553	672	676
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	759	553	672
Cash and cash equivalents, end of year	266	70	176
Restricted cash and cash equivalents, end of year	493	483	496
Supplemental cash flow information
Interest paid	(488)	(477)	(470)
Income taxes paid	$ (776)	$ (712)	$ (653)